Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
13. Derivative financial instruments
Total derivatives
	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
As at 31 December 2019
Total derivative assets/(liabilities) held for trading	41,778,195	229,459	(228,338)
Total derivative assets/(liabilities) held for risk management	109,762	182	(602)
Derivative assets/(liabilities)	41,887,957	229,641	(228,940)

As at 31 December 2018
Total derivative assets/(liabilities) held for trading	43,920,658	222,522	(219,527)
Total derivative assets/(liabilities) held for risk management	116,441	161	(65)
Derivative assets/(liabilities)	44,037,099	222,683	(219,592)

Derivatives held for risk management

The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
Derivatives held for trading
As at 31 December 2019
Foreign exchange derivatives
OTC derivatives	4,910,084	56,535	(56,793)
Derivatives cleared by central counterparty	74,136	84	(145)
Exchange traded derivatives	18,520	12	(31)
Foreign exchange derivatives	5,002,740	56,631	(56,969)
Interest rate derivatives
OTC derivatives	12,631,723	140,553	(133,408)
Derivatives cleared by central counterparty	17,088,755	862	(859)
Exchange traded derivatives	5,041,948	1,251	(1,265)
Interest rate derivatives	34,762,426	142,666	(135,532)
Credit derivatives
OTC derivatives	399,386	5,253	(5,399)
Derivatives cleared by central counterparty	426,130	2,962	(2,687)
Credit derivatives	825,516	8,215	(8,086)
Equity and stock index derivatives
OTC derivatives	232,050	10,628	(15,785)
Exchange traded derivatives	841,994	10,178	(10,849)
Equity and stock index derivatives	1,074,044	20,806	(26,634)
Commodity derivatives
OTC derivatives	7,327	303	(256)
Exchange traded derivatives	106,142	838	(861)
Commodity derivatives	113,469	1,141	(1,117)
Derivatives with subsidiaries	-	-	-
Derivative assets/(liabilities) held for trading	41,778,195	229,459	(228,338)

Total OTC derivatives held for trading	18,180,570	213,272	(211,641)
Total derivatives cleared by central counterparty held for trading	17,589,021	3,908	(3,691)
Total exchange traded derivatives held for trading	6,008,604	12,279	(13,006)
Derivatives with subsidiaries held for trading
Derivative assets/(liabilities) held for trading	41,778,195	229,459	(228,338)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Interest rate swaps	2,085	28	(1)
Interest rate derivatives cleared by central counterparty	43,594	-	-
Derivatives designated as cash flow hedges	45,679	28	(1)
Derivatives designated as fair value hedges
Interest rate swaps	7,619	124	(601)
Forward foreign exchange	-	-	-
Interest rate derivatives cleared by central counterparty	55,319	-	-
Derivatives designated as fair value hedges	62,938	124	(601)
Derivatives designated as hedges of net investments
Forward foreign exchange	1,145	30	-
Foreign exchange derivatives cleared by central counterparty	-	-	-
Derivatives designated as hedges of net investments	1,145	30	-
Derivative assets/(liabilities) held for risk management	109,762	182	(602)

Total OTC derivatives held for risk management	10,849	182	(602)
Total derivatives cleared by central counterparty held for risk management	98,913	-	-
Derivative assets/(liabilities) held for risk management	109,762	182	(602)

Derivatives held for trading and risk management	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
Derivatives held for trading
As at 31 December 2018
Foreign exchange derivatives
OTC derivatives	5,200,824	63,982	(63,832)
Derivatives cleared by central counterparty	72,526	163	(233)
Exchange traded derivatives	23,585	7	(7)
Foreign exchange derivatives	5,296,935	64,152	(64,072)
Interest rate derivatives
OTC derivatives	9,978,858	123,962	(119,295)
Derivatives cleared by central counterparty	15,794,162	974	(1,014)
Exchange traded derivatives	11,087,714	356	(323)
Interest rate derivatives	36,860,734	125,292	(120,632)
Credit derivatives
OTC derivatives	386,508	6,575	(5,239)
Derivatives cleared by central counterparty	372,567	4,180	(4,280)
Credit derivatives	759,075	10,755	(9,519)
Equity and stock index derivatives
OTC derivatives	190,496	9,711	(11,830)
Exchange traded derivatives	692,435	11,171	(12,066)
Equity and stock index derivatives	882,931	20,882	(23,896)
Commodity derivatives
OTC derivatives	9,756	521	(408)
Exchange traded derivatives	111,227	920	(1,000)
Commodity derivatives	120,983	1,441	(1,408)
Derivatives with subsidiaries	-	-	-
Derivative assets/(liabilities) held for trading	43,920,658	222,522	(219,527)

Total OTC derivatives held for trading	15,766,442	204,751	(200,604)
Total derivatives cleared by central counterparty held for trading	16,239,255	5,317	(5,527)
Total exchange traded derivatives held for trading	11,914,961	12,454	(13,396)
Derivatives with subsidiaries held for trading	-	-	-
Derivative assets/(liabilities) held for trading	43,920,658	222,522	(219,527)

Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC interest rate derivatives	2,622	18	(7)
Interest rate derivatives cleared by central counterparty	45,995	-	-
Derivatives designated as cash flow hedges	48,617	18	(7)
Derivatives designated as fair value hedges
OTC interest rate derivatives	2,598	143	(48)
Interest rate derivatives cleared by central counterparty	62,258	-	-
Derivatives designated as fair value hedges	64,856	143	(48)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	2,968	-	(10)
Derivatives designated as hedges of net investment	2,968	-	(10)
Derivative assets/(liabilities) held for risk management	116,441	161	(65)

Total OTC derivatives held for risk management	8,188	161	(65)
Total derivatives cleared by central counterparty held for risk management	108,253	-	-
Derivative assets/(liabilities) held for risk management	116,441	161	(65)

Hedged forecast cash flows

The Barclays Bank Group has hedged the following forecast cash flows, which primarily vary with interest rates. These cash flows are expected to impact the income statement in the following periods, excluding any hedge adjustments that may be applied:

	Total	Up to one year	One to two years	Two to three years	Three to four years	Four to five years	More than five years
	£m	£m	£m	£m	£m	£m	£m
2019
Barclays Bank Group
Forecast receivable cash flows	1,870	365	335	320	309	259	282

2018
Barclays Bank Group
Forecast receivable cash flows	2,526	562	592	477	356	255	284

The significant hedge accounting exposures impacted by the IBOR reform

The following table summarises the significant hedge accounting exposures impacted by the IBOR reform as at 31 December 2019:

Barclays Bank Group		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	23,911	24,339
USD LIBOR / Effective Federal Funds Rate (EFFR)	Secured Overnight Financing Rate (SOFR)	38,667	37,911
JPY LIBOR	Tokyo Overnight Average (TONA)	1,567	1,511
AUD LIBOR	Bank Bill Swap Rate (BBSW) / Overnight Cash Rate (AONIA)	1,183	1,183
All Other IBORs	Various Other RFRs	1,281	1,102
Total IBOR Notionals		66,609	66,046

Hedging instruments which are carried on the Barclays Bank Group's balance sheet

Amount, timing and uncertainty of future cash flows

The following table shows the hedging instruments which are carried on the Barclays Bank’s balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Fair value	Interest rate risk	111	(104)	-	55,691	(786)	33,805
	Inflation risk	13	(497)	-	7,247	(92)	5,345
Cash flow	Interest rate risk	24	(1)	-	44,421	816	26,896
	Inflation risk	4	-	-	1,258	31	-
Net investment	Foreign exchange risk	30	-	(8,076)	9,221	(282)	-
Total Hedging Instruments		182	(602)	(8,076)	117,838	(313)	66,046

As at 31 December 2018
Fair value	Interest rate risk	125	(44)	-	61,331	(329)	n/a
	Inflation risk	18	(4)	-	3,525	29	n/a
Cash flow	Interest rate risk	18	(7)	-	48,617	(248)	n/a
Net investment	Foreign exchange risk	-	(10)	(12,332)	15,300	(745)	n/a
Total Hedging Instruments		161	(65)	(12,332)	128,773	(1,293)	n/a

The Expected notional values of current hedging instruments in future years
The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:
	2020	2021	2022	2023	2024	2025 and later
As at 31 December 2019	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of interest rate risk
Notional amount	52,734	42,100	34,228	28,698	22,077	19,754
Fair value hedges of inflation risk
Notional amount	6,360	5,204	4,495	3,524	3,021	2,009

For Barclays Bank Group, there are 876 (2018: 975) interest rate risk fair value hedges with an average fixed rate of 1.6% (2018: 2.3%) across the relationships and 82 (2018: 44) inflation risk fair value hedges with an average rate of 0.8% (2018: 1.0%) across the relationships.

Hedged items hedge accounting relationships including the ineffectiveness recognised in the income statement
Hedged items in fair value hedges
Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2019
Assets
Loans and advances at amortised cost
- Interest rate risk	1,083	91	24	36	(1)
- Inflation risk	525	325	-	3	-
Financial assets at fair value through other comprehensive income
- Interest rate risk	21,243	734	467	1,699	(15)
- Inflation risk	7,146	94	-	118	(13)
Debt securities classified as amortised cost
- Interest rate risk	600	-	-	-	-
- Inflation risk	2,258	(41)	-	(41)	1
Liabilities
Debt securities in issue
- Interest rate risk	(32,304)	(782)	(460)	(938)	27
Total Hedged Items	551	421	31	877	(1)

2018
Assets
Loans and advances at amortised cost
- Interest rate risk	924	63	54	(236)	(84)
- Inflation risk	512	312	-	2	(1)
Financial assets at fair value through other comprehensive income
- Interest rate risk	26,340	392	-	(75)	20
- Inflation risk	2,907	(21)	-	(50)	(18)
Liabilities
Debt securities in issue
- Interest rate risk	(32,508)	(295)	(317)	590	14
Total Hedged Items	(1,825)	451	(263)	231	(69)

Note

a Hedge ineffectiveness is recognised in net interest income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group
	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2019
Cash flow hedge of interest rate risk
Loans and advances at amortised cost	(826)	(142)	-	(366)	-	(802)	(10)
Cash flow hedge of inflation risk
Debt securities classified as amortised cost	(28)	(26)	-	-	-	(26)	3
Total cash flow hedges	(854)	(168)	-	(366)	-	(828)	(7)
Hedge of net investment in foreign operations
USD foreign operations	209	-	1,092	-	-	209	-
EUR foreign operations	70	-	(1)	-	15	70	-
Other foreign operations	3	-	1	-	217	3	-
Total foreign operations	282	-	1,092	-	232	282	-

2018
Cash flow hedge of interest rate risk
Loans and advances at amortised cost	191	61	-	88	-	189	(57)
Total cash flow hedges	191	61	-	88	-	189	(57)
Hedge of net investment in foreign operations
USD foreign operations	719	-	1,646	-	-	719	-
EUR foreign operations	-	-	-	-	86	-	-
Other foreign operations	25	-	(3)	-	239	25	(1)
Total foreign operations	744	-	1,643	-	325	744	(1)

Note

a Hedge ineffectiveness is recognised in net interest income.

Impact on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations
The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:
Barclays Bank Group	2019		2018
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale or disposal of investment	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale or disposal of investment
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to interest income	105	36	213	-
Hedge of net investment in foreign operations
Recycled to other income	-	(15)	-	(41)

Reconciliation of the movements of the cash flow hedge reserve and the currency translation reserve
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:
	2019		2018
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Barclays Bank Group
Balance on 1 January	(123)	3,928	184	3,084
Currency translation movements	(5)	(771)	(8)	803
Hedging gains/(losses) for the year	828	240	(189)	-
Amounts reclassified in relation to cash flows affecting profit or loss	(141)	(15)	(213)	41
Tax	(171)	-	103	-
Balance on 31 December	388	3,382	(123)	3,928